Summary of Reportable Segments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 168,764,571	$ 124,024,363	$ 109,528,549
Operating expenses:
General and administrative	23,265,196	16,471,199	10,461,453
Depreciation	40,946,406	32,294,627	29,605,278
Intangible amortization expense	12,422,205	9,777,116	11,493,394
Other property acquisition expenses	934,838	1,366,092	141,489
Contingent earnout adjustment	12,619,744	(2,500,000)	200,000
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	8,389,573	0	0
Self administration transaction expenses		0	1,572,238
Acquisition expenses – affiliates			84,061
Impairment of goodwill and intangible assets		36,465,732
Impairment of investments in Managed REITs	0	4,376,879	0
Total operating expenses	152,435,452	145,164,573	101,885,233
Gain on sale of real estate	178,631	0	3,944,696
Income (loss) from operations	16,507,750	(21,140,210)	11,588,012
Other income (expense):
Interest expense	(31,818,237)	(32,597,613)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	110,942	130,682	131,611
Interest expense – debt issuance costs	(1,676,309)	(3,586,381)	(3,996,676)
Loss on extinguishment of debt	(2,444,788)	0	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates		0	8,017,353
Other	(244,076)	5,986,719	(624,958)
Net loss	(19,564,718)	(51,206,803)	(25,095,538)
Self Storage
Revenues:
Total revenues	158,162,934	110,174,925	103,201,260
Operating expenses:
Depreciation	40,203,484	31,773,526	29,305,979
Intangible amortization expense	11,134,100	5,234,312	9,051,083
Other property acquisition expenses	934,838	1,366,092	141,489
Acquisition expenses – affiliates			84,061
Total operating expenses	100,400,079	76,679,129	80,911,393
Gain on sale of real estate	178,631		3,944,696
Income (loss) from operations	57,941,486	33,495,796	26,234,563
Other income (expense):
Interest expense	(31,641,943)	(32,417,179)	(37,469,725)
Interest expense – accretion of fair market value of secured debt	110,942	130,682	131,611
Interest expense – debt issuance costs	(1,676,309)	(3,577,730)	(3,990,421)
Loss on extinguishment of debt	(2,444,788)		(2,635,278)
Gain resulting from acquisition of unconsolidated affiliates			8,017,353
Other	(366,849)	1,708,026	(1,159,570)
Net loss	21,922,539	(660,405)	(10,871,467)
Managed REIT Platform
Revenues:
Total revenues	10,601,637	13,849,438	6,327,289
Operating expenses:
Intangible amortization expense	1,288,105	4,542,804	2,442,311
Contingent earnout adjustment	12,619,744	(2,500,000)
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	8,389,573
Impairment of goodwill and intangible assets		36,465,732
Impairment of investments in Managed REITs		4,376,879
Total operating expenses	28,027,255	51,493,144	8,440,850
Income (loss) from operations	(17,425,618)	(37,643,706)	(2,113,561)
Other income (expense):
Other	1,402,476	4,557,129	534,612
Net loss	(16,023,142)	(33,086,577)	(1,578,949)
Corporate and Other
Operating expenses:
General and administrative	23,265,196	16,471,199	10,461,453
Depreciation	742,922	521,101	299,299
Contingent earnout adjustment			200,000
Self administration transaction expenses			1,572,238
Total operating expenses	24,008,118	16,992,300	12,532,990
Income (loss) from operations	(24,008,118)	(16,992,300)	(12,532,990)
Other income (expense):
Interest expense	(176,294)	(180,434)	(93,522)
Interest expense – debt issuance costs		(8,651)	(6,255)
Loss on extinguishment of debt			(12,355)
Other	(1,279,703)	(278,436)
Net loss	(25,464,115)	(17,459,821)	(12,645,122)
Self Storage Rental Revenue
Revenues:
Total revenues	150,610,337	104,888,883	99,494,560
Self Storage Rental Revenue | Self Storage
Revenues:
Total revenues	150,610,337	104,888,883	99,494,560
Ancillary Operating Revenue
Revenues:
Total revenues	7,552,597	5,286,042	3,706,700
Ancillary Operating Revenue | Self Storage
Revenues:
Total revenues	7,552,597	5,286,042	3,706,700
Managed REIT Platform Revenue
Revenues:
Total revenues	6,322,970	8,048,630	3,068,306
Managed REIT Platform Revenue | Managed REIT Platform
Revenues:
Total revenues	6,322,970	8,048,630	3,068,306
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	4,278,667	5,800,808	3,258,983
Reimbursable Costs from Managed REITs | Managed REIT Platform
Revenues:
Total revenues	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	4,278,667	5,800,808	3,258,983
Property Operating Expenses
Operating expenses:
Operating expenses	48,127,657	38,305,199	35,723,111
Property Operating Expenses | Self Storage
Operating expenses:
Operating expenses	48,127,657	38,305,199	35,723,111
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses			6,605,670
Property Operating Expenses – Affiliates | Self Storage
Operating expenses:
Operating expenses			6,605,670
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	1,451,166	2,806,921	2,739,556
Managed REIT Platform Expenses | Managed REIT Platform
Operating expenses:
Operating expenses	$ 1,451,166	$ 2,806,921	$ 2,739,556